Shareholders' Equity and Dividend Availability	12 Months Ended
Dec. 31, 2013
Shareholders' Equity and Dividend Availability disclosure
Shareholders' Equity and Dividend Availability disclosure [Text Block]

9. SHAREHOLDERS' EQUITY AND DIVIDEND AVAILABILITY

Authorized Shares

        The number of authorized shares of the company is 1.755 billion, consisting of five million of preferred stock, 1.745 billion shares of voting common stock and five million undesignated shares. The Company's articles of incorporation authorize the board of directors to establish, from the undesignated shares, one or more classes and series of shares, and to further designate the type of shares and terms thereof.

Preferred Stock

        In May 2013, the Company's shareholders voted to amend the Company's Articles of Incorporation to provide authority to issue up to five million additional shares of preferred stock. Subsequent to this amendment of the Company's Articles of Incorporation, the Company filed a shelf registration statement with the Securities and Exchange Commission in June 2013 pursuant to which it may publicly sell securities, including the new preferred stock, from time to time. The new shelf registration statement replaced the Company's prior shelf registration statement.

        In May 2011, the Company's board of directors authorized the redemption of the Company's preferred stock held by The Travelers 401(k) Savings Plan (the Savings Plan) and gave notice of that redemption to the appropriate fiduciaries of the Savings Plan. Following a fiduciary review, the Savings Plan exercised its right to convert each preferred share into eight shares of the Company's common stock. As a result, all preferred shares outstanding on June 7, 2011 (190,083 shares) were converted into a total of 1.52 million shares of the Company's common stock.

Common Stock

        The Company is governed by the Minnesota Business Corporation Act. All authorized shares of voting common stock have no par value. Shares of common stock reacquired are considered authorized and unissued shares.

Treasury Stock

        The Company's board of directors has approved common share repurchase authorizations under which repurchases may be made from time to time in the open market, pursuant to pre-set trading plans meeting the requirements of Rule 10b5-1 under the Securities Exchange Act of 1934, in private transactions or otherwise. The authorizations do not have a stated expiration date. The timing and actual number of shares to be repurchased in the future will depend on a variety of factors, including the Company's financial position, earnings, share price, catastrophe losses, maintaining capital levels commensurate with the Company's desired ratings from independent rating agencies, funding of the Company's qualified pension plan, capital requirements of the Company's operating subsidiaries, legal requirements, regulatory constraints, other investment opportunities (including mergers and acquisitions and related financings), market conditions and other factors. In October 2013, the board of directors approved a share repurchase authorization that added an additional $5.0 billion of repurchase capacity. The following table summarizes repurchase activity in 2013 and remaining repurchase capacity at December 31, 2013.

Quarterly Period Ending (in millions, except per share amounts)	Number of shares purchased	Cost of shares repurchased	Average price paid per share	Remaining capacity under share repurchase authorization
March 31, 2013	3.7	$300	$81.01	$1,859
June 30, 2013	3.6	300	82.99	1,559
September 30, 2013	9.7	800	82.21	759
December 31, 2013	11.4	1,000	88.10	4,759

Total	28.4	$2,400	84.51	4,759

        The Company's Amended and Restated 2004 Stock Incentive Plan provides settlement alternatives to employees in which the Company retains shares to cover tax withholding costs and exercise costs. During the years ended December 31, 2013 and 2012, the Company acquired $61 million and $55 million, respectively, of its common stock under this plan.

        Common shares acquired are reported as treasury stock in the consolidated balance sheet.

Dividend Availability

        The Company's U.S. insurance subsidiaries, domiciled principally in the state of Connecticut, are subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid by each insurance subsidiary to its respective parent company without prior approval of insurance regulatory authorities. A maximum of $3.33 billion is available by the end of 2014 for such dividends to the holding company, TRV, without prior approval of the Connecticut Insurance Department. The Company may choose to accelerate the timing within 2014 and/or increase the amount of dividends from its insurance subsidiaries in 2014, which could result in certain dividends being subject to approval by the Connecticut Insurance Department.

        TRV is not dependent on dividends or other forms of repatriation from its foreign operations to support its liquidity needs. The undistributed earnings of the Company's foreign operations are not material and are intended to be permanently reinvested in those operations.

        TRV and its two non-insurance holding company subsidiaries received $2.90 billion of dividends in 2013, all of which were received from their U.S. insurance subsidiaries.

Statutory Net Income and Policyholder Surplus

        Statutory net income of the Company's domestic and international insurance subsidiaries was $4.18 billion, $2.84 billion and $1.50 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Policyholder surplus of the Company's domestic and international insurance subsidiaries was $21.12 billion and $20.05 billion at December 31, 2013 and 2012, respectively.